LOSS PER SHARE - Additional Information (Detail) - shares	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Ordinary shares
Antidilutive Securities Excluded From Computation Of EPS	364,641,420	150,711,480
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded From Computation Of EPS	34,200,000	40,800,000
Convertible Bonds And Warrants Attached [Member]
Antidilutive Securities Excluded From Computation Of EPS	14,349,000	5,871,570